Offerings	Jun. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	75,400,000
Proposed Maximum Offering Price per Unit	20.57
Maximum Aggregate Offering Price	$ 1,550,978,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 214,190.06
Offering Note	1(a) These shares may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents 13 Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-286725). 1(b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. 1(c) Represents an increase of 75,400,000 Ordinary Shares under the Registrant's Fifth Amended and Restated 2016 Share Option and Incentive Plan, effective June 11, 2026 (the "2016 Plan"). Ordinary Shares available for issuance under the 2016 Plan were previously registered on Registration Statements on Form S-8 filed with the Securities and Exchange Commission on February 5, 2016 (File No. 333-209410), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, March 22, 2017 (File No. 333-216885), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, February 28, 2018 (File No. 333-223319), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, December 13, 2018 (File No. 333-228786), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, August 6, 2020 (File No. 333-241697), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, August 8, 2022 (File No. 333-266639), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, and June 5, 2024 (File No. 333-279980), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025. 1(d) Estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee on basis of $20.57, the average of the high and low prices of the Registrant's ADSs, as quoted on the Nasdaq Global Select Market on June 10, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	3,250,000
Proposed Maximum Offering Price per Unit	17.49
Maximum Aggregate Offering Price	$ 56,842,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,849.95
Offering Note	2(a) These shares may be represented by ADSs. Each ADS represents 13 Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-286725). 2(b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Ordinary Shares of the Registrant which become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding Ordinary Shares. 2(c) Represents an increase of 3,250,000 Ordinary Shares under the Registrant's Sixth Amended and Restated 2018 Employee Share Purchase Plan, effective June 11, 2026 (the "2018 ESPP"). Ordinary Shares available for issuance under the 2018 ESPP were previously registered on Registration Statements on Form S-8 filed with the Securities and Exchange Commission on June 8, 2018 (File No. 333-225543), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, December 13, 2018 (File No. 333-228786), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025, and June 5, 2024 (File No. 333-279980), as amended by Post-Effective Amendment No. 1 thereto filed on May 27, 2025. 2(d) Estimated in accordance with Rule 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee on basis of $17.49, which is 85% of the average of the high and low prices of the Registrant's ADSs, as quoted on the Nasdaq Global Select Market on June 10, 2026. Pursuant to the 2018 ESPP, shares are purchased at a price equal to 85% of the fair market value of our ordinary shares on either the first business day of the offering period or the last business day of the offering period, whichever is lower.